Finance Expense (Income) (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2015	Aug. 31, 2015
Finance Expense (Income) (Textual)
Amount of loan payable		$ 430
Credit allocation fees	$ 141